SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Revenues, Short-Term, Long-Term Assets and Net-Income for Reportable Segment
	Argentina	Colombia	Mexico	United States of America	Other	Total
	$	$	$	$	$	$
December 31, 2019:
Current assets	1,846,046	532,959	298,605	268,518	13,779	2,959,907
Property and equipment	3,390,632	1,997,048	3,243,634	85,612	15,120	8,732,046
Other non-current assets	669,687	808,973	1,204,380	5,328	1,620,728	4,309,096
Total assets	5,930,365	3,338,980	4,746,619	359,458	1,649,627	16,001,049

Revenues:
Tower rental revenue	1,102,810	292,848	244,978	—	—	1,640,636
Service revenue	—	—	—	561,759	—	561,759
Sales revenue	—	3,069,670	141,529	—	—	3,211,199
Total revenues	1,102,810	3,362,518	386,507	561,759	—	5,413,594

Net income (loss)	(4,042,521)	1,249,291	(994,550)	(1,322,940)	(3,036,548)	(8,147,268)

December 31, 2018:
Current assets	84,539	227,898	376,301	140,919	1,327,857	2,157,514
Property and equipment	6,801,551	194,932	1,069,171	155,823	—	8,221,477
Other non-current assets	67,142	—	—	—	2,135,707	2,202,849
Total assets	6,953,232	422,830	1,445,472	296,742	3,463,564	12,581,840

Revenues:
Tower rental revenue	490,202	161,826	—	—	—	652,028
Service revenue	—	—	—	904,714	—	904,714
Total revenues	490,202	161,826	—	904,714	—	1,556,742

Net income (loss)	458,157	(201,313)	(386,363)	149,812	(8,708,000)	(8,687,707)